Cover	Feb. 27, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 27, 2024
Entity File Number	001-40679
Entity Registrant Name	SEP ACQUISITION CORP.
Entity Central Index Key	0001849902
Entity Tax Identification Number	86-2365445
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3737 Buffalo Speedway, Suite 1750
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77098
City Area Code	(713)
Local Phone Number	715-6820
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable
Units, each consisting of one share of Class A common stock and one-half of one warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-half of one warrant
Trading Symbol	SEPAU
Security Exchange Name	NASDAQ
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	SEPA
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	SEPAW
Security Exchange Name	NASDAQ